Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
SEGMENT INFORMATION

31. SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements:

1.      Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2.      Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of short-term nature with respect to related claims).

3.      Reinsurance which covers the inward reinsurance treaty and is a single operating segment

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the consolidated financial statements.

The Group also has general and administrative expenses, net investment income, share of profit (loss) from associates, gain/loss on foreign exchange, impairment loss on insurance receivables, other expenses/revenues, listing related expenses, change in fair value of derivative financial liability and tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments.

Following a review of the Group’s segment information, comparative amounts have been reclassified from those previously reported in 2020 and 2019. The effect of this change is an increase in net underwriting results of the specialty long tail segment by USD 2,008 thousand (2019: decrease of USD 1,653 thousand) and a corresponding decrease in the specialty short tail segment’s net underwriting results.

a)      Segment disclosure for the Group’s consolidated operations is as follows:

	2021					Total
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	239,531	282,037	24,014	545,582	—	545,582
Reinsurer’s share of insurance premiums	(61,808)	(101,165)	—	(162,973)	—	(162,973)
Net written premiums	177,723	180,872	24,014	382,609	—	382,609
Net change in unearned premiums	(10,209)	(26,865)	(337)	(37,411)	—	(37,411)
Net premiums earned	167,514	154,007	23,677	345,198	—	345,198

Underwriting deductions
Net policy acquisition expenses	(30,498)	(28,766)	(3,902)	(63,166)	—	(63,166)
Net claims and claim adjustment expenses	(86,196)	(72,599)	(17,397)	(176,192)	—	(176,192)
Net underwriting results	50,820	52,642	2,378	105,840	—	105,840

General and administrative expenses	—	—	—	—	(58,946)	(58,946)
Net investment income	—	—	—	—	16,034	16,034
Share of loss from associates	—	—	—	—	(7,248)	(7,248)
Impairment loss on insurance receivables	—	—	—	—	(5,181)	(5,181)
Other revenues	—	—	—	—	1,844	1,844
Other expenses	—	—	—	—	(2,693)	(2,693)
Change in fair value of derivative financial liability	—	—	—	—	690	690
Loss on foreign exchange	—	—	—	—	(4,897)	(4,897)
Profit (loss) before tax	50,820	52,642	2,378	105,840	(60,397)	45,443
Income tax	—	—	—	—	(1,747)	(1,747)
Profit for the year	50,820	52,642	2,378	105,840	(62,144)	43,696
	2020					Total
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	210,477	237,478	19,318	467,273	—	467,273
Reinsurer’s share of insurance premiums	(37,182)	(91,681)	—	(128,863)	—	(128,863)
Net written premiums	173,295	145,797	19,318	338,410	—	338,410
Net change in unearned premiums	(31,880)	(22,588)	(426)	(54,894)	—	(54,894)
Net premiums earned	141,415	123,209	18,892	283,516	—	283,516

Underwriting deductions
Net policy acquisition expenses	(27,079)	(24,316)	(3,095)	(54,490)	—	(54,490)
Net claims and claim adjustment expenses	(88,776)	(56,614)	(6,282)	(151,672)	—	(151,672)
Net underwriting results	25,560	42,279	9,515	77,354	—	77,354

General and administrative expenses	—	—	—	—	(46,923)	(46,923)
Net investment income	—	—	—	—	9,967	9,967
Share of loss from associates	—	—	—	—	(1,479)	(1,479)
Impairment loss on insurance receivables	—	—	—	—	(2,861)	(2,861)
Other revenues	—	—	—	—	372	372
Other expenses	—	—	—	—	(1,892)	(1,892)
Listing related expenses	—	—	—	—	(3,366)	(3,366)
Change in fair value of derivative financial liability	—	—	—	—	(4,418)	(4,418)
Gain on foreign exchange	—	—	—	—	2,572	2,572
Profit (loss) before tax	25,560	42,279	9,515	77,354	(48,028)	29,326
Income tax	—	—	—	—	(2,075)	(2,075)
Profit for the year	25,560	42,279	9,515	77,354	(50,103)	27,251
	2019					Total
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	150,975	180,331	17,986	349,292	—	349,292
Reinsurer’s share of insurance premiums	(21,970)	(75,169)	—	(97,139)	—	(97,139)
Net written premiums	129,005	105,162	17,986	252,153	—	252,153
Net change in unearned premiums	(30,753)	(5,609)	(247)	(36,609)	—	(36,609)
Net premiums earned	98,252	99,553	17,739	215,544	—	215,544

Underwriting deductions
Net policy acquisition expenses	(21,907)	(20,533)	(2,996)	(45,436)	—	(45,436)
Net claims and claim adjustment expenses	(61,667)	(41,858)	(14,538)	(118,063)	—	(118,063)
Net underwriting results	14,678	37,162	205	52,045	—	52,045

General and administrative expenses	—	—	—	—	(39,266)	(39,266)
Net investment income	—	—	—	—	13,374	13,374
Share of loss from associates	—	—	—	—	(376)	(376)
Impairment loss on insurance receivables	—	—	—	—	(629)	(629)
Other revenues	—	—	—	—	1,428	1,428
Other expenses	—	—	—	—	(2,195)	(2,195)
Listing related expenses	—	—	—	—	(4,832)	(4,832)
Gain on foreign exchange	—	—	—	—	5,704	5,704
Profit (loss) before tax	14,678	37,162	205	52,045	(26,792)	25,253
Income tax	—	—	—	—	(1,688)	(1,688)
Profit for the year	14,678	37,162	205	52,045	(28,480)	23,565

b)      Non — current operating assets information by geography for years ended 31 December 2021 and 2020 are as follows:

	2021	2020
	USD ‘000	USD ‘000
Middle East	32,165	34,631
North Africa	301	72
UK	2,968	3,112
Asia	31	75
Europe	23	—
	35,488	37,890

Non-current assets for this purpose consist of property, premises and equipment, investment properties and intangible assets.